Annual Total Returns [BarChart] - Harbor Bond Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	3.48%
2012	9.32%
2013	(1.46%)
2014	4.78%
2015	0.23%
2016	3.24%
2017	4.90%
2018	(0.20%)
2019	8.43%
2020	8.88%